UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22595

FSI Low Beta Absolute Return Fund
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2086

Gary W. Gould, Principal Executive Officer
FSI Low Beta Absolute Return Fund
320 South Boston, Suite 1130
Tulsa, OK 74103-4700

Date of fiscal year end: August 31

Date of reporting period: May 15, 2013 – May 31, 2013

Item 1.  Schedule of Investments.

FSI Low Beta Absolute Return Fund
Schedule of Investments (Unaudited)
as of May 31, 2013(a)

	Shares	Value
Money Market Fund – 100.0%
Fidelity Institutional Money Market Portfolio	100,014	$100,014

Total Investments
(Cost $100,014) – 100.0%		100,014

Other assets less liabilities – 0.0%		-

NET ASSETS – 100.0%		$100,014

(a)
FSI Low Beta Absolute Return Fund (the “Fund”) is a non-diversified, closed-end   management investment company that was organized as a Delaware statutory trust on August 1, 2011.  The Fund has had no operations through May 31, 2013 other than those relating to its organization and registration under the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the Fund’s registration as a closed-end fund under the 1940 Act, 1,000 units of beneficial interest of the Fund were issued to Gary W. Gould at an aggregate purchase price of $100,000 on April 19, 2013.  Mr. Gould is a member of the Fund’s Board of Trustees, the Fund’s Principal Executive Officer and principal of Financial Solutions, Inc., the Fund’s investment adviser.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FSI LOW BETA ABSOLUTE RETURN FUND

By:          /s/ Gary W. Gould
Gary W. Gould, Principal Executive Officer

Date:       July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Gary W. Gould
Gary W. Gould, Principal Executive Officer

Date:           July 18, 2013

By:           /s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:           July 18, 2013